Income Tax Expense - Classification of the Group's Net Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 426,377	$ 60,023	¥ 450,882
Deferred tax liabilities	(65,089)	(9,163)	(61,825)
Net deferred tax assets	¥ 361,288	$ 50,860	¥ 389,057